Summary of Significant Accounting Policies - Schedule of Concentration Risks (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Net | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%	32.00%
Accounts Receivable, Net | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage		11.00%
Revenue Benchmark | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	16.00%	18.00%
Revenue Benchmark | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%